Nature of Business and Operations (Tables) - Jaws Acquisition Corp	12 Months Ended
Dec. 31, 2021
Business Acquisition [Line Items]
Summary of Elements of Business Combination to the Consolidated Statement of Cash Flows
The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statements of changes in equity for the year ended December 31, 2021:

(in thousands)	Recapitalization
Cash - Jaws’ trust and cash, net of redemptions	$690,705
Cash - PIPE financing	800,000
Less: transaction costs and advisory fees paid	(88,745)
Less: Distribution to PCIH shareholders	(466,598)

Net Business Combination and PIPE financing	935,362
Plus: Non-cash net assets assumed	96
Plus: Accrued transaction costs	8,860
Less: Capitalized transaction costs	(8,167)
Less: Warrant liability assumed	(163,058)

Net contributions from Business Combination and PIPE financing	$773,093

Summary of the Reconcile Number of Shares of Common Stock Issued Through Business Combination
The number of shares of common stock issued immediately following the consummation of the Business Combination is as follows:

	Class A common stock	Class B common stock
Common stock outstanding prior to Business Combination	69,000,000	—
Less: redemption of Jaws shares	(6,509)	—

Ordinary shares of Jaws	68,993,491	—
Jaws Sponsor Shares	17,250,000	—
Shares issued in PIPE financing	80,000,000	—

Business Combination and PIPE financing shares	166,243,491	—
Shares to PCIH shareholders	—	306,843,662

Total shares of common stock outstanding immediately after the Business Combination	166,243,491	306,843,662